Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 546,419	Fees	UNITED STATES	snj:US-WY	U.S. Federal Government [Member]	Wyoming [Member]	Natural Gas [Member]	West Segment [Member]	Well
#: 2
	$ 11,182,962	Taxes	UNITED STATES		U.S. Federal Government [Member]